Supplemental Disclosure of Cash Flow Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid (provided), net during the year for:
Interest	¥ 128,401	¥ 154,814	¥ 211,298
Income taxes	¥ 174,092	¥ (229)	¥ 160,631